Equity (Details 4)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise Price Range [Member]
Number of Outstanding Shares, Warrants Outstanding | shares	20,000
Weighted-Average Remaining Contractual Term, Outstanding	6 months
Weighted Average Exercise Price, Warrants Outstanding	$ 0.40
Number Exercisable, Warrants Exercisable | shares	20,000
Weighted Average Exercise Price, Warrants Exercisable	$ 0.40
Range of Exercise Prices, Maximum	0.50
Range of Exercise Prices, Minimum	$ 0.30
Exercise Price Range One [Member]
Number of Outstanding Shares, Warrants Outstanding | shares	386,364
Weighted-Average Remaining Contractual Term, Outstanding	3 years 4 months 24 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.69
Number Exercisable, Warrants Exercisable | shares	386,364
Weighted Average Exercise Price, Warrants Exercisable	$ 0.69
Range of Exercise Prices, Maximum	0.75
Range of Exercise Prices, Minimum	$ 0.51